Leases - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Expense relating to short-term and low-value leases	$ 225	$ 246	$ 292
Interest expense on lease liabilities	76	56	115
Total	$ 301	$ 302	$ 407